Trade and other receivables, net (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other receivables, net
Summary of trade and other receivables, net

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Trade receivables, gross	7,345	6,270
Less: allowance for credit losses	(1,855)	(1,796)
Trade receivables, net	5,490	4,474

Rebate receivables	436	216
Deposits	1,121	1,222
Loans receivable	3,858	—
Interest receivables	127	328
Others	166	167
Sub-total	11,198	6,407

Prepaid media costs	4,363	4,522
Prepayments	1,458	1,660
VAT and other tax recoverable	101	185
Total trade and other receivables	17,120	12,774

Less: non-current rental deposits	(495)	(528)
	16,625	12,246